UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22843

Center Coast MLP & Infrastructure Fund

(Exact name of registrant as specified in charter)

1100 Louisiana Street
Suite 5025
Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher
Center Coast Capital Advisors, LP
1100 Louisiana Street
Suite 5025
Houston, TX 77002

(Name and address of agent for service)

registrant's telephone number, including area code: (713) 759-1400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Semi-Annual Report: May 31, 2014 (Unaudited)

2014 Semi-Annual Report	2

CENTER COAST MLP & INFRASTRUCTURE FUND
MAY 31, 2014 (UNAUDITED)

Table of Contents

Summary of Investments	3
Schedule of Investments	4-6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Statement of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	12-20
Other Information (unaudited)	21-22

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CENTER COAST MLP & INFRASTRUCTURE FUND

Summary of Investments
As of May 31, 2014 (unaudited)

Security Type/Sector	Percent of Total Net Assets
Master Limited Partnership Shares
Diversified	35.9%
Mature / Large Cap Liquids Transportation & Storage	26.8%
Gas Gathering & Processing	21.4%
Gas Transportation & Storage	20.8%
Exploration & Production	3.9%
Compression	2.7%
Other	1.6%
Shipping	0.7%
Small-cap / High Growth Liquids Transportation & Storage	0.1%
Total Master Limited Partnership Shares	113.9%
Common Stock
Diversified	8.9%
GP C-Corp	5.9%
Other	0.8%
Total Common Stock	15.6%
Short-Term Investments	3.3%
Total Investments	132.8%
Liabilities in Excess of Other Assets	(32.8%)
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Schedule of Investments
May 31, 2014 (unaudited)

Number of Shares		Value
	COMMON STOCK — 15.6%
	Diversified — 8.9%
371,779	Kinder Morgan Management LLC 1,3	$26,794,103
		26,794,103
	GP C-Corp — 5.9%
262,961	Kinder Morgan, Inc. 1	8,780,268
331,369	Plains GP Holdings LP - Class A 1	9,145,784
		17,926,052
	Other — 0.8%
75,496	Seadrill Partners LLC* 1	2,479,289
		2,479,289
	Total Common Stock
	(Cost $45,318,315)	$47,199,444

	MASTER LIMITED PARTNERSHIP SHARES — 113.9%
	Compression — 2.7%
151,653	Exterran Partners LP	4,241,734
154,000	USA Compression Partners LP	3,850,000
		8,091,734
	Diversified — 35.9%
289,972	Enbridge Energy Partners LP 1	8,989,132
356,469	Enterprise Products Partners LP 1,2	26,671,011
492,930	ONEOK Partners LP 1	27,160,443
404,115	Targa Resources Partners LP 1,2	27,463,655
346,788	Williams Partners LP 1,2	18,417,911
		108,702,152
	Exploration & Production — 3.9%
134,896	Linn Energy LLC	3,918,729
174,172	Memorial Production Partners LP	3,896,228
176,380	Mid-Con Energy Partners LP	3,933,274
		11,748,231
	Gas Gathering & Processing — 21.4%
292,549	Access Midstream Partners LP 1	18,427,661
415,034	Crestwood Midstream Partners LP 1	9,047,741
148,123	Enable Midstream Partners, LP 1,3	3,762,324
284,480	EnLink Midstream Partners, LP 1	8,668,106
214,972	Midcoast Energy Partners LP 1	4,731,534
42,257	Summit Midstream Partners LP 1	1,901,988
254,048	Western Gas Partners LP 1	18,288,915
		64,828,269
	Gas Transportation & Storage — 20.8%
849,761	El Paso Pipeline Partners LP 1	29,095,817
108,739	EQT Midstream Partners LP 1	8,931,822
143,892	Spectra Energy Partners LP 1	7,547,135
333,549	TC Pipelines LP 1	17,344,548
		62,919,322

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Schedule of Investments - Continued
May 31, 2014 (unaudited)

Number of Shares		Value
	Mature / Large Cap Liquids Transportation & Storage — 26.8%
346,945	Buckeye Partners LP 1	$27,221,305
112,515	Magellan Midstream Partners LP 1	9,212,728
318,732	Plains All American Pipeline LP 1,2	17,998,796
99,039	Sunoco Logistics Partners LP 1	9,111,588
250,142	Tesoro Logistics LP 1	17,434,897
		80,979,314
	Other — 1.6%
149,792	Calumet Specialty Products Partners LP 2	4,758,892
		4,758,892
	Shipping — 0.7%
77,000	GasLog Partners LP 3	2,042,040
		2,042,040
	Small-cap / High Growth Liquids Transportation & Storage — 0.1%
15,131	PBF Logistics LP 3	404,754
		404,754
	Total Master Limited Partnership Shares
	(Cost $293,379,474)	$344,474,708

Principal Amount		Value
	Short-Term Investments — 3.3%
$9,814,866	UMB Money Market Fiduciary, 0.01% 4	$9,814,866
	Total Short-Term Investments
	(Cost $9,814,866)	9,814,866

	Total Investments — 132.8%
	(Cost $348,512,655)	401,489,018
	Liabilities in Excess of Other Assets — (32.8)%	(99,087,559)
	Total Net Assets — 100%	$302,401,459

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Schedule of Investments - Continued
May 31, 2014 (unaudited)

Number of Contracts		Value
	Written Option Contracts — (0.2)%
	Call Options — (0.2)%
	Calumet Specialty Products Partners LP
(1,500)	Exercise Price: $30, Expiration Date: June 21, 2014	$(288,750)
	Exterran Partners LP
(400)	Exercise Price: $30, Expiration Date: June 21, 2014	(4,000)
	Mid-Con Energy Partners LP
(1,500)	Exercise Price: $22.50, Expiration Date: June 21, 2014	(213,750)
	Memorial Production Partners LP
(1,000)	Exercise Price: $22.50, Expiration Date: June 21, 2014	(27,500)
	Total Call Options
	(proceeds $223,641)	(534,000)

	Put Options — (0.0)% **
	Mid-Con Energy Partners LP
(500)	Exercise Price: $20, Expiration Date: June 21, 2014	(122,500)
	USA Compression Partners LP
(423)	Exercise Price: $25, Expiration Date: June 21, 2014	(22,208)
	Total Put Options
	(proceeds $31,824)	(144,708)

	Total Written Option Contracts
	(proceeds $255,465)	$(678,708)

LLC - Limited Liability Company
LP - Limited Partnership

1
All or a portion of the security has been pledged as collateral with the Fund’s line of credit agreement. As of May 31, 2014, the total value of securities pledged as collateral for the line of credit agreement was $264,095,580.

2
All or a portion of this security has been pledged as collateral for written option contracts. As of May 31, 2014 the total value of securities pledged as collateral for written options contracts was $14,618,837.

3	Non-income producing security.
4	The rate quoted is the annualized seven-day yield of the Fund at the period end.
*	Foreign security denominated in U.S. Dollars.
**	Rounds to less than 0.05%.

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Statement of Assets and Liabilities
May 31, 2014 (unaudited)

Assets:
Investment, at fair value (cost $348,512,655)	$401,489,018
Receivables:
Deposits with brokers	281,465
Investment securities sold	1,879,370
Dividends and interest	48
Prepaid assets	71,787
Total assets	403,721,688

Liabilities:
Written options contracts, at value (proceeds $255,465)	678,708
Payables:
Advisory fees	351,235
Deferred tax liability	18,148,731
Interest expense	10,390
Line of credit	82,000,000
Accrued other expenses	131,165
Total Liabilites	101,320,229

Net Assets	$302,401,459

Components of Net Assets:
Paid-in capital	$271,499,566
Undistributed net investment loss, net of deferred taxes	(2,460,841)
Net realized gain (loss) on investments and written option contracts, net of deferred taxes	254,268
Net unrealized appreciation (depreciation), net of deferred taxes	33,108,466
Net Assets	$302,401,459

Net Asset Value Per Shares
($302,401,459 / 14,811,264 shares outstanding; unlimited number of shares authorized)	$20.42

Market Price Per Share	$19.02

Market Price (Discount) to Net Asset Value Per Share	(6.86%)

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Statement of Operations
For the Six Months Ended May 31, 2014 (unaudited)

Investment Income:
Distributions from master limited partnerships	$9,827,380
Less return of capital on distributions	(9,827,380)
Dividend income	319,345
Interest	340
Total investment income	319,685

Expenses:
Investment advisory fee	1,959,498
Interest expense	580,446
Shareholder servicing fees	142,708
Insurance expense	108,397
Professional fees	96,275
Administrative fees	87,121
Directors' fees	73,056
Shareholder Reporting expense	36,326
Custody fees	20,539
Transfer agent fees	9,911
Other expenses	70,835
Total expenses	3,185,112

Net Investment loss, before taxes	(2,865,427)
Deferred tax benefit	1,060,208
Net Investment loss, net of deferred taxes	(1,805,219)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(487,815)
Deferred tax benefit	180,491
Net realized loss, net of deferred taxes	(307,324)

Net change in unrealized appreciation (depreciation) on:
Investments	44,522,718
Written options contracts	(451,781)
Deferred tax expense	(16,306,247)
Net change in unrealized appreciation (depreciation)	27,764,690
Net Realized and Unrealized Gain (Loss) on Investments	27,457,366

Net Increase in Net Assets from Operations	$25,652,147

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Statement of Changes in Net Assets
	For the Six Months Ended May 31, 2014 (unaudited)	For the Period September 26, 2013 (commencement of operations) through November 30, 2013
Increase (Decrease) in Net Assets
Operations:
Net investment loss, net of deferred taxes	$(1,805,219)	$(655,622)
Net realized gain (loss) on investments, net of deferred taxes	(307,324)	561,592
Net unrealized appreciation on investments and written options contracts, net of deferred taxes	27,764,690	5,343,776
Net increase in net assets resulting from operations	25,652,147	5,249,746

Distributions to Shareholders from return of capital
Distributions paid in cash	(9,020,425)	(1,521,529)
Distributions reinvested	(239,577)	(21,805)
Distributions to Shareholders from return of capital	(9,260,002)	(1,543,334)

Capital Share Transactions:
Shares sold, net of offering costs	—	282,202,627

Total increase in net assets	16,392,145	285,909,039

Net Assets:
Beginning of period	286,009,314	100,275
End of period	$302,401,459	$286,009,314

Undistributed net investment loss, net of deferred taxes	$(2,460,841)	$(2,198,956)

Capital Share Transactions:
Shares sold	—	14,811,264
Shares reinvested	13,380	1,175
Shares reinvested on the open market	(13,380)	(1,175)
Net increase	—	14,811,264

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Statements of Cash Flows
For the Six Months Ended May 31, 2014 (unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$25,652,147
Adjustments to reconcile Net Increase in Net Assets from Operations to net cash used in operating activities:
Return of capital on distributions from master limited partnerships	10,094,777
Net realized loss from investments	487,815
Net unrealized appreciation on investments and written options contracts	(44,070,937)
Purchases of long-term investments	(180,644,311)
Net purchases and sales of short-term investments	(9,609,608)
Proceeds from sales of long-term investments	203,287,032
Increase in deposits with brokers	(136,927)
Decrease in receivable for investments sold	17,515,029
Decrease in dividends and interest receivable	81,495
Decrease in prepaid assets	105,344
Increase in advisory fees	11,425
Decrease in payable for investments purchased	(9,929,100)
Increase in deferred tax liability	15,065,548
Decrease in interest expense	(2,404)
Decrease in offering costs	(122,575)
Decrease in accrued other expenses	(24,748)
Net Cash Used in Operating Activities	27,760,002

CASH FLOWS FROM FINANCING ACTIVITIES
Distributions to shareholders	(9,260,002)
Decrease in drawdown on line of credit	(18,500,000)
Net Cash Provided by Financing Activities	(27,760,002)

Net change in cash equivalents	—

Cash at beginning of period	—
Cash at end of period	—

Supplemental Disclosure of Cash Flow Information:

During the six months ended May 31, 2014, interest paid was $570,056.

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Financial Highlights
Per share operating performance. For a capital share outstanding throughout the period.

	For the Six Months Ended May 31, 2014 (unaudited)		For the Period September 26, 2013* through November 30, 2013
Net asset value, beginning of period	$19.31		$19.06	1
Income from Investment Operations
Net investment loss2	(0.12)		(0.04)
Return of capital2	0.43		0.24
Net realized and unrealized gain on investments2,3	1.43		0.15
Total from investment operations	1.74		0.35

Less Distributions:
From return of capital	(0.63)		(0.10)

Net asset value, end of period	$20.42		$19.31
Market value, end of period	$19.02		$18.46

Total net asset value return4	9.49	%5	1.88	%5
Total market value return4	6.68	%5	(7.18	%)5

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$302,401		$286,009
Ratio of expenses to average net assets	12.78	%6,7	8.25	%6,7
Ratio of expenses to average net assets (excluding deferred tax expense)	2.23	%6	2.08	%6
Ratio of expenses to average net assets (excluding deferred tax expense and interest expense)	1.82	%6	1.84	%6
Ratio of net investment loss to average net assets	(1.26	%)6,7	(1.31	%)6,7
Ratio of expenses to average managed assets	9.31	%6,8	6.34	%6,8
Portfolio turnover rate	47	%5	18	%5
Total borrowings outstanding (in thousands)	$82,000		$100,500
Asset coverage per $1,000 for line of credit9	$4,688		$3,846

*	Commencement of operations.
1	Initial public offering price of $20.00 per share less underwriting discounts of $0.90 per share and offering costs of $0.04 per share.
2	Based on average shares outstanding during the period.
3
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.

4
Total net asset value return measures the change in net asset value per share over the period indicated. Total market value return is computed based upon the Fund’s New York Stock Exchange market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

5	Not annualized.
6	Annualized.
7
Includes the deferred tax benefit (expense) allocated to net investment income (loss) and the deferred tax benefit (expense) allocated to realized and unrealized gain (loss). Net Investment Income (Loss) ratios exclude the deferred tax benefit (expense) allocated to realized and unrealized gain (loss).

8
Average managed assets represent the total assets of the Fund, including the assets attributable to the proceeds from any forms of financial leverage, minus liabilities, other than liabilities related to any financial leverage.

9
Represents the value of total assets less liabilities not represented by senior securities representing indebtedness divided by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness. For purposes of this calculation, the Line of Credit is considered a senior security representing indebtedness.

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements
May 31, 2014 (unaudited)

Note 1 – Organization

Center Coast MLP & Infrastructure Fund (the ‘‘Fund’’) is a newly-organized, non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was organized as a statutory trust on May 3, 2013, pursuant to a Certificate of Trust, and is governed by the laws of the state of Delaware. The Fund’s investment objective is to provide a high level of total return with an emphasis on distributions to shareholders. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of master limited partnerships (“MLPs”) and energy infrastructure companies.

The Fund commenced operations on September 26, 2013 and is managed by Center Coast Capital Advisors, LP (the “Advisor”), an investment adviser registered under the Investment Advisers Act of 1940. The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost. The Fund values exchange-traded options at the mean of best bid and ask prices as of the close of such exchange.

The Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fair Value Pricing Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Fair Value Pricing Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Fair Value Pricing Committee meets as needed. The Fair Value Pricing Committee is comprised of Fund officers and other personnel of the Advisor and the Fund’s administrator.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total return at net asset value. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights.

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements
May 31, 2014 (unaudited) (continued)

(c) Return of Capital Estimates

Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2014, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

(d) Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives and may buy or write (sell) options to hedge against changes in the value of equities. Further, the Fund may seek to generate additional income, in the form of premiums received, from writing (selling) options on securities held in portfolio and may also opportunistically buy or write (sell) call or put options (“options”) on energy infrastructure securities not held by the Fund.

When the Fund writes an option, an amount equal to the premium received by the Fund is included in “Written option contracts, at value” on the Fund’s Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend/distribution rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes. Options the Fund buys or writes will either be exercised, expire or be cancelled pursuant to a closing transaction.

If the price of the underlying security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. The Fund realizes a gain on a purchased call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs. The Fund may also purchase put option contracts. If a purchased put option is exercised, the premium paid increases the cost basis of the securities sold by the Fund.

The Fund may also write call or put options with the purpose of generating realized gains, increasing or reducing its ownership of certain securities. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. If the Fund writes a call on a security, the Fund has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. If the Fund writes a put on a security, the Fund has the obligation upon exercise of the option to purchase the underlying security at the exercise price. Generally, the Fund seeks to write call options on securities that the Fund holds in its portfolio (i.e., covered calls) although it has the flexibility and has written “naked” call options. When the Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the Fund has the obligation to buy the underlying security at the exercise price and the premium received is deducted from the price of the underlying securities purchased in determining whether the Fund has realized a gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option, which may potentially be unlimited. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements
May 31, 2014 (unaudited) (continued)

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

Transactions in written options contracts for the six months ended May 31, 2014 were as follows:

	Number of Contracts	Premiums Received
Outstanding at December 1, 2013	2,050	$144,538
Options written	18,286	977,572
Options closed	(8,951)	(772,214)
Options expired	(5,037)	—
Options exercised	(1,025)	(94,431)
Outstanding at May 31,2014	5,323	$255,465

(e) Distributions to Shareholders

Distributions, if any, are declared and paid monthly. Distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund in accordance with the Fund’s Reinvestment Plan, unless the shareholder has elected to have them paid in cash. Distributions paid by the Fund are subject to recharacterization for tax purposes.

(f) Energy Industry Concentration Risk

A substantial portion of the MLPs in which the Fund invests are engaged primarily in the energy industry. As a result, the Fund will be concentrated in the energy industry, and will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry.

(g) Federal Income Taxes

The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code; therefore, it will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated 2.0% for state and local tax.

The Fund’s income tax provision consists of the following as of May 31, 2014:

Current tax expense (benefit)
Federal	$—
State	—
Total current tax expense	$—

Deferred tax expense (benefit)
Federal	$14,251,194
State	814,354
Total deferred tax expense	$15,065,548

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements
May 31, 2014 (unaudited) (continued)

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	Rate
Application of statutory income tax rate	$14,251,194	35.00%
State income taxes net of federal benefit	814,354	2.00%
Effect of permanent differences	—	0.00%
Total income tax expense (benefit)	$15,065,548	37.00%

The Fund intends to invest their assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused. At May 31, 2014, the Fund determined a valuation allowance was not required. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2014 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis)	$3,901,668
Capital loss carryforward (tax basis)	—
Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(22,050,399)
Total net deferred tax asset/(liability)	$(18,148,731)

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in their portfolios, and to estimate their associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2014, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

2014 Semi-Annual Report	16

CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements
May 31, 2014 (unaudited) (continued)

The Fund files income tax returns in the U.S. federal jurisdiction and various states. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on their tax returns. Furthermore, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

At May 31, 2014, the Fund had net operating loss carryforwards for federal income tax purposes, which may be carried forward for 20 years, as follows:

Expiration Date
11/30/2033	$662,600
11/30/2034	9,882,448
Total	$10,545,048

Note 3 – Investment Advisory and Other Agreements

The Advisor entered into an Advisory Agreement (the “Agreement”) with the Fund. For services rendered by the Advisor on behalf of the Fund under the Agreement, the Fund pays the Advisor a fee, payable monthly, in an annual amount equal to 1.00% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund, including the assets attributable to the proceeds from any form of borrowings, used for leverage, outstanding, minus liabilities, other than liabilities related to any borrowings outstanding.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, tax preparer and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. American Stock Transfer & Trust Company, LLC serves as the Fund’s transfer agent.

HRC Portfolio Solutions serves as the shareholder servicing agent which the Fund pays a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced for providing administrative and support services to their customers. For the six months ended May 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Certain trustees and officers of the Fund are employees of the Advisor. The Fund does not compensate trustees and officers affiliated with the Advisor. For the six months ended May 31, 2014, the Fund’s fees incurred to Trustees who are not affiliated with the Advisor are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s fees incurred for CCO services for the six months ended May 31, 2014, are reported on the Statement of Operations

Note 4 – Federal Income Taxes

At May 31, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$342,275,714
Gross unrealized appreciation	$62,807,608
Gross unrealized depreciation	(3,594,304)
Net unrealized appreciation (depreciation) on investments	$59,213,304

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

2014 Semi-Annual Report	17

CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements
May 31, 2014 (unaudited) (continued)

Note 5 – Investment Transactions

For the six months ended May 31, 2014, purchases and sales of investments, excluding short-term investments, were $180,644,311 and $203,287,032, respectively.

Note 6 – Capital Stock

The Fund is authorized to issue unlimited common shares of beneficial interest, par value of $0.01 per share. At May 31, 2014, the shares outstanding were 14,811,264.

Note 7 – Borrowings

On October 4, 2013, the Fund entered into a $75,000,000 revolving credit agreement (the “Credit Agreement”) with BNP Paribas Prime Brokerage, Inc. (“BNPP”) in which the Fund paid a monthly financing charge based on a LIBOR-based variable rate. Effective October 24, 2013, the Fund entered into an amended and restated Credit Agreement in which the credit line was increased to $125,000,000 and the Fund began paying a monthly financing charge based on a LIBOR-based variable rate. In addition, commencing on February 1, 2014 the Fund will pay a commitment fee of 0.80% per annum on the unused portion of the maximum commitment amount. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding (or more depending on the terms of the Credit Agreement) and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the Credit Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Credit Agreement, necessitating the sale of portfolio securities at potentially inopportune times. As of May 31, 2014, the fair value of the outstanding Credit Agreement was estimated to be $81,332,364, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 1.11%.

As of May 31, 2014, the Fund had outstanding borrowings of $82,000,000. The Fund borrowed an average daily balance of approximately $97,037,645 at a weighted average borrowing cost of 1.11%.

Note 8 – Concentration of Risk

Under normal circumstances, the Fund will invest at least 80% of its Managed Assets in securities of MLPs and energy infrastructure companies. Because the Fund is focused in MLP and infrastructure companies operating in the industry or group of industries that make up the energy sector of the economy, the Fund may be more susceptible to risks associated with such sector. A downturn in such sector could have a larger impact on the Fund than on an investment company that does not concentrate in such sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

2014 Semi-Annual Report	18

CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements
May 31, 2014 (unaudited) (continued)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation levels, as of May 31, 2014:

Assets	Level 1	Level 2*	Level 3*	Total
Common Stock	$47,199,444	$—	$—	$47,199,444
Master Limited Partnerships1	344,474,708	—	—	344,474,708
Short-Term Investments	9,814,866	—	—	9,814,866
Total Assets	$401,489,018	$—	$—	$401,489,018

Liabilities	Level 1	Level 2*	Level 3*	Total
Written Call Options	$(534,000)	$—	$—	$(534,000)
Written Put Options	(144,708)	—	—	(144,708)
Total Liabilities	$(678,708)	$—	$—	$(678,708)

1
All Master Limited Partnerships held by the Fund are Level 1 securities. For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 & 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers during the period.

2014 Semi-Annual Report	19

CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements
May 31, 2014 (unaudited) (continued)

Note 11 – Disclosures about Derivative Instruments and Hedging Activities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Derivative Instruments and Hedging Activities (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposures as of May 31, 2014:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair Value
Equity price risk*	n/a	$—	Written options outstanding, at value	$678,708

*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

For the six months ended May 31, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

	Statement of Operations
Derivative Instrument	Derivative Instrument	Realized gain (loss) on derivatives recognized in income	Change in unrealized appreciation (depreciation) on derivatives recognized in income
Equity price risk	Written Options	$—	$(451,781)

The average notional value of written options contracts outstanding during the six months ended May 31, 2014, which is indicative of the volume of this derivative type, was $8,194,648.

2014 Semi-Annual Report	20

CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements
May 31, 2014 (unaudited) (continued)

Note 12 – Disclosures about Offsetting Assets and Liabilities

The Fund is subject to FASB Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Statement of Assets and Liabilities. The Fund has adopted the new disclosure requirements on offsetting in the following table:

The following table presents the Fund’s derivative liabilities by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of May 31, 2014:

Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged	Net Amount 1
JP Morgan	$678,708	$—	$—	$(678,708)	$—

1	Net amount represents the net amount payable to the counterparty in the event of default.

Note 13 – Subsequent Events

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to our disclosure in the financial statements.

2014 Semi-Annual Report	21

CENTER COAST MLP & INFRASTRUCTURE FUND

Other Information
May 31, 2014 (unaudited)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at 1-713-759-1400, (ii) on our website at centercoastcap.com or (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund at 1-713-759-1400 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Federal Income Tax Information

In January 2015, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2014.

Notice to Shareholders

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market.

Automatic Dividend Reinvestment Plan

Under the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), a shareholder whose Common Shares are registered in his or her own name will have all distributions reinvested automatically by the agent under the Plan, American Stock Transfer & Trust Company, LLC (the “Plan Agent”), unless the shareholder elects to receive cash. Distributions with respect to Common Shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional Common Shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Shares registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by the Fund’s dividend disbursing agent. A participant in the Plan who wishes to opt out of the Plan and elect to receive distributions in cash should contact the Plan Agent in writing at the address specified below or by calling the telephone number specified below.

Under the Plan, whenever the market price of the Common Shares is equal to or exceeds net asset value at the time Common Shares are valued for purposes of determining the number of Common Shares equivalent to the cash dividend or capital gains distribution, participants in the Plan are issued new Common Shares from the Fund, valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then-current market price of the Common Shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE trading day, the next preceding trading day. If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, the Plan Agent will buy the Common Shares for the Plan in the open market, on the NYSE or elsewhere, for the participants’ accounts, except that the Plan Agent will endeavor to terminate purchases in the open market and cause the Fund to issue Common Shares at the greater of net asset value or 95% of market value if, following the commencement of such purchases, the market value of the Common Shares exceeds net asset value. If the Fund should declare a distribution or capital gains distribution payable only in cash, the Plan Agent will buy the Common Shares for the Plan in the open market, on the NYSE or elsewhere, for the participants’ accounts. There is no charge from the Fund for reinvestment of dividends or distributions in Common Shares pursuant to the Plan; however, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open-market purchases.

2014 Semi-Annual Report	22

CENTER COAST MLP & INFRASTRUCTURE FUND

Other Information
May 31, 2014 (unaudited) (continued)

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records.

Common Shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant.

In the case of shareholders such as banks, brokers or nominees, which hold Common Shares for others who are the beneficial owners and participate in the Plan, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the shareholder as representing the total amount registered in the shareholder’s name and held for the account of beneficial owners who participate in the Plan.

The automatic reinvestment of dividends and other distributions will not relieve participants of an income tax that may be payable or required to be withheld on such dividends or distributions.

Participants that direct a sale of Common Shares through the Plan Agent are subject to a sales fee of $15.00 plus $0.10 per share sold.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate its Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of such Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan Agent on at least 90 days written notice to the participants in such Plan. All correspondence concerning the Plan should be directed to the Plan Agent, American Stock Transfer & Trust Company, LLC , Attn: Dividend Reinvestment Department, P.O. Box 922, New York, New York 10269-0560, e-mail: info@amstock, phone number: (866) 668-6549.

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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR  270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)       Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Center Coast MLP & Infrastructure Fund

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	August 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	August 8, 2014

By (Signature and Title)*	/s/ William H. Bauch
William H. Bauch, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date	August 8, 2014

* Print the name and title of each signing officer under his or her signature.